Securities - Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale, Amortized Cost
One to five years	$ 3,199
Five to ten years	28,140
Over ten years	209,454
Totals	240,793	$ 252,761
Available-for-sale, Fair Value
One to five years	3,126
Five to ten years	26,661
Over ten years	204,417
Totals	$ 234,204	$ 240,631